CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	₩ 169,877	₩ 99,105
Short-term financial instruments	167,000	148,000
Accounts receivable, net	77,257	52,615
Other receivables, net	140	1,080
Prepaid expenses	3,332	3,164
Other current financial assets	3,370	598
Other current assets	791	1,573
Total current assets	421,767	306,135
Property and equipment, net	8,140	11,338
Intangible assets, net	3,869	3,342
Deferred tax assets	5,660	1,719
Other non-current financial assets	2,176	3,019
Other non-current assets	2,482	1,973
Total non-current assets	22,327	21,391
Total assets	444,094	327,526
Liabilities
Accounts payable	73,549	41,199
Deferred revenue	18,543	13,481
Withholdings	3,201	3,596
Accrued expenses	2,041	1,484
Income tax payable	5,469	10,629
Other current liabilities	2,907	3,608
Total current liabilities	105,710	73,997
Long-term accounts payable	374	729
Long-term deferred revenue	30	98
Deferred tax liabilities	2,832	0
Other non-current liabilities	4,968	5,861
Total non-current liabilities	8,204	6,688
Total liabilities	113,914	80,685
Equity
Share capital	3,474	3,474
Capital surplus	27,098	27,098
Other components of equity	2,475	2,180
Retained earnings	296,480	213,318
Equity attributable to owners of the Parent Company	329,527	246,070
Non-controlling interest	653	771
Total equity	330,180	246,841
Total liabilities and equity	₩ 444,094	₩ 327,526